CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income/ (loss)	$ 511,273	$ (68,541)	$ (62,134)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization of intangible assets	112,817	56,050	53,255
Amortization of unfavorable lease terms	(108,538)	0	0
Vessels impairment loss	0	71,577	36,680
Navios Containers Impairment loss	0	0	42,603
Impairment of receivable in affiliated company	(0)	6,900	(0)
Non cash accrued interest income and amortization of deferred revenue	460	(1,588)	(12,638)
Allowance for credit losses	0	1,495	0
Non cash accrued interest income from receivable from affiliates	0	0	(279)
Amortization of operating lease assets	(401)	956	378
Amortization and write-off of deferred finance costs and discount	3,741	2,141	10,916
Amortization of deferred dry dock and special survey costs	16,143	10,337	6,916
Gain on sale of vessels, net	(33,625)	0	0
Bargain gain	(48,015)	0	0
Equity in net earnings of affiliated companies	(80,839)	(1,133)	(2,532)
Stock-based compensation	523	946	2,018
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable	344	(6,495)	4,649
Decrease/ (increase) in prepaid expenses and other current assets	9,770	3,722	(6,262)
Increase/ (Decrease) in accounts payable	1,260	(2,320)	2,505
Decrease in accrued expenses	(7,736)	(1,668)	(75)
(Decrease)/ Increase in amounts due to related parties	(14,541)	27,505	0
Increase/ (Decrease) in deferred revenue	17,743	(1,310)	213
(Increase)/ Decrease in amounts due from related parties	(53,420)	20,581	17,528
Payments for dry dock and special survey costs	(49,786)	(24,021)	(22,928)
Operating lease liabilities short and long-term	0	(1,048)	(418)
Net cash provided by operating activities	277,173	94,086	70,395
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	121,080	8,183	5,978
Acquisition of/ additions to vessels, net of cash acquired	(217,032)	(72,417)	(21,166)
Deposits for acquisition/ option to acquire vessel	(61,848)	(10,685)	(2,533)
Cash acquired from business acquisitions	42,676	0	0
Repayments of notes receivable	8,872	4,687	4,687
Loans receivable from affiliates	0	0	(4,000)
Payable to affiliated company	0	(13,622)	0
Net cash used in investing activities	(106,252)	(83,854)	(17,034)
FINANCING ACTIVITIES:
Cash distributions paid	(4,615)	(7,872)	(13,550)
Net proceeds from issuance of general partner units	9,960	47	8
Net proceeds from issuance of common units	198,495	2,231	0
Proceeds from long-term debt and financial liabilities	735,276	79,475	386,530
Repayment of long-term debt and financial liabilities	(959,154)	(82,672)	(448,215)
Payments of deferred finance costs	(12,165)	(1,115)	(4,688)
Acquisition of treasury stock	0	0	(4,499)
Net cash used in financing activities	(32,203)	(9,906)	(84,414)
Increase/ (decrease) in cash, cash equivalents and restricted cash	138,718	326	31,053
Cash, cash equivalents and restricted cash, beginning of period	30,728	30,402	61,455
Cash, cash equivalents and restricted cash, end of period	169,446	30,728	30,402
Supplemental disclosures of cash flow information
Cash interest paid	50,382	23,717	32,869
Non cash financing activities
Debt assumed for the acquisition of four drybulk vessels	0	0	(37,000)
Non cash investing activities
Accrued interest on loan receivable from affiliates	0	0	281
Loans receivable from affiliates	0	(9,992)	(15,205)
Acquisition of vessels	$ (5,766)	$ 37,999	$ 96,461